ENDOWMENTS
       One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1409
                             (415) 421-9360


October 5, 2000

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

RE:  ENDOWMENTS
     FILE NOS. 2-34371 AND 811-1884

Dear Sir or Madam:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 9/27/00 of Registrant's Post-Effective Amendment No. 51 under The Securities Act of 1933 and Amendment No. 30 under The Investment Company Act of 1940.

       Sincerely yours,

       /s/ Patrick F. Quan
       Patrick F. Quan
       Secretary

cc:  Bric Barrientos
     Frank Dalton
     (Division of Investment Management)